Property and Equipment (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 66,857	$ 26,828	$ 46,017	$ 10,112